Leverage Shares 2X Long CRCL Daily ETF
Schedule of Investments
July 31, 2026 (Unaudited)

MONEY MARKET FUNDS - 5.1%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.60% (a)	4,289,812		$ 4,289,812
TOTAL MONEY MARKET FUNDS (Cost $4,289,812)			4,289,812

TOTAL INVESTMENTS - 5.1% (Cost $4,289,812)			4,289,812
Other Assets in Excess of Liabilities - 94.9%		0.94933	80,374,432
TOTAL NET ASSETS - 100.0%			$ 84,664,244

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Leverage Shares 2X Long CRCL Daily ETF
Schedule of Total Return Swap Contracts
July 31, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency(a)	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
Circle Internet Group, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 10.00%	Termination	12/01/2027		$ 13,551,935	$ (1,079,000)
Circle Internet Group, Inc.	Clear Street LLC	Receive	OBFR + 2.50%	Termination	08/25/2027		105,097,772	348,131
Circle Internet Group, Inc.	Jane Street Group, LLC	Receive	OBFR + 9.00%	Termination	05/07/2027		9,961,251	(829,740)
Circle Internet Group, Inc.	Marex Capital Markets Inc.	Receive	OBFR + 6.50%	Termination	09/11/2026		36,680,069	698,960
Circle Internet Group, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 7.25%	Termination	07/30/2027		3,975,735	(541,662)
Net Unrealized Appreciation (Depreciation)						0	0	$ (1,403,311)
(a) Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of July 31, 2026.

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Leverage Shares 2X Long CRCL Daily ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$ 4,289,812	$ –	$ –	$ 4,289,812
Total Investments	$ 4,289,812	$ –	$ –	$ 4,289,812

Other Financial Instruments:
Total Return Swaps *	$ –	$ 1,047,091	$ –	$ 1,047,091
Total Other Financial Instruments	$ –	$ 1,047,091	$ –	$ 1,047,091

Liabilities:
Other Financial Instruments:
Total Return Swaps *	$ –	$ (2,450,402)	$ –	$ (2,450,402)
Total Other Financial Instruments	$ –	$ (2,450,402)	$ –	$ (2,450,402)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of July 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.